Vanguard® Strategic Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (3.5%)
*	Pinterest Inc. Class A	1,199,899	52,880
*	Match Group Inc.	1,253,742	38,089
*	Yelp Inc.	975,125	36,031
*	Snap Inc. Class A	1,356,002	22,523
*	Roblox Corp. Class A	587,594	21,864
*	TripAdvisor Inc.	1,149,464	20,472
*	Liberty Global Ltd. Class A	854,247	14,889
	New York Times Co. Class A	241,550	12,370
	Telephone and Data Systems Inc.	568,737	11,790
	John Wiley & Sons Inc. Class A	242,712	9,878
*	Roku Inc.	142,345	8,531
*	ZipRecruiter Inc. Class A	771,148	7,010
*	Liberty Media Corp. - Liberty SiriusXM Class C	196,843	4,362
*	PubMatic Inc. Class A	206,789	4,200
	Playtika Holding Corp.	514,546	4,049
*	Bumble Inc. Class A	338,107	3,553
*	Madison Square Garden Entertainment Corp.	101,332	3,469
	News Corp. Class B	95,463	2,710
*	Lumen Technologies Inc.	2,250,868	2,476
*	Vimeo Inc.	623,142	2,324
	Iridium Communications Inc.	74,657	1,987
	Fox Corp. Class B	53,838	1,724
*	Integral Ad Science Holding Corp.	133,710	1,300
*	Altice USA Inc. Class A	537,116	1,096
			289,577
Consumer Discretionary (12.1%)
*	Expedia Group Inc.	475,575	59,918
*	MGM Resorts International	1,097,329	48,765
*	NVR Inc.	6,100	46,290
	Genuine Parts Co.	302,477	41,839
	PulteGroup Inc.	373,831	41,159
	eBay Inc.	641,965	34,486
	KB Home	482,377	33,853
	Travel & Leisure Co.	681,911	30,672
	Gap Inc.	1,229,012	29,361
*	Taylor Morrison Home Corp.	498,127	27,616
	Wingstop Inc.	65,240	27,574
	Toll Brothers Inc.	230,967	26,603
*	Abercrombie & Fitch Co. Class A	148,790	26,461
	Bath & Body Works Inc.	609,333	23,794
*	Norwegian Cruise Line Holdings Ltd.	1,249,940	23,486
*	Tri Pointe Homes Inc.	607,943	22,646
*	Urban Outfitters Inc.	491,131	20,161
*	Royal Caribbean Cruises Ltd.	121,301	19,339
*	M/I Homes Inc.	151,211	18,469
*	Burlington Stores Inc.	69,783	16,748
	Wynn Resorts Ltd.	185,666	16,617
	Lear Corp.	144,358	16,487
	Harley-Davidson Inc.	457,092	15,331
	Tapestry Inc.	329,092	14,082
*	Wayfair Inc. Class A	259,047	13,660
	Autoliv Inc.	126,236	13,506
*	Adtalem Global Education Inc.	193,664	13,210
*	frontdoor Inc.	388,255	13,119
	Buckle Inc.	325,170	12,012
*	Carvana Co.	91,705	11,804
	Nordstrom Inc.	543,848	11,541
*	Carnival Corp.	614,194	11,498
*	Green Brick Partners Inc.	191,528	10,963

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
*	Grand Canyon Education Inc.	77,772	10,881
*	Ulta Beauty Inc.	27,438	10,588
	Dana Inc.	869,562	10,539
*	Etsy Inc.	169,910	10,021
	Boyd Gaming Corp.	160,741	8,857
	Upbound Group Inc.	260,757	8,005
*	Goodyear Tire & Rubber Co.	702,963	7,979
*	Warby Parker Inc. Class A	476,354	7,650
*	Shake Shack Inc. Class A	81,869	7,368
*	AutoNation Inc.	45,755	7,292
	Phinia Inc.	179,730	7,074
	ADT Inc.	918,845	6,983
	Texas Roadhouse Inc.	39,090	6,712
	American Eagle Outfitters Inc.	324,328	6,474
*	Everi Holdings Inc.	759,099	6,376
*	Valvoline Inc.	141,924	6,131
*	Cavco Industries Inc.	17,600	6,093
*	Dave & Buster's Entertainment Inc.	150,674	5,998
*	ODP Corp.	142,077	5,579
*	RH	22,166	5,418
*	Adient plc	214,287	5,295
*	American Axle & Manufacturing Holdings Inc.	685,450	4,791
	Macy's Inc.	232,769	4,469
*	Qurate Retail Inc. Series A	6,881,746	4,336
*	Beazer Homes USA Inc.	154,132	4,236
	PVH Corp.	35,476	3,756
	Signet Jewelers Ltd.	40,674	3,644
*	Brinker International Inc.	50,188	3,633
*	Mohawk Industries Inc.	30,151	3,425
	Jack in the Box Inc.	62,318	3,175
	Bloomin' Brands Inc.	149,969	2,884
*	Chewy Inc. Class A	103,394	2,816
*	Skyline Champion Corp.	40,745	2,761
*	Sally Beauty Holdings Inc.	239,208	2,567
	Academy Sports & Outdoors Inc.	38,712	2,061
	Strategic Education Inc.	15,908	1,760
*	National Vision Holdings Inc.	129,991	1,702
*	G-III Apparel Group Ltd.	58,662	1,588
	Patrick Industries Inc.	14,281	1,550
			1,005,537
Consumer Staples (3.8%)
	Coca-Cola Consolidated Inc.	47,166	51,175
	Conagra Brands Inc.	1,119,120	31,805
*	BellRing Brands Inc.	455,451	26,024
*	Performance Food Group Co.	316,410	20,918
*	Post Holdings Inc.	200,216	20,855
*	Pilgrim's Pride Corp.	432,294	16,639
*	Simply Good Foods Co.	458,137	16,553
	Ingles Markets Inc. Class A	239,314	16,419
	Flowers Foods Inc.	603,845	13,405
	Clorox Co.	94,048	12,835
	PriceSmart Inc.	136,584	11,091
*	Boston Beer Co. Inc. Class A	33,136	10,108
	McCormick & Co. Inc.	133,637	9,480
	J M Smucker Co.	86,878	9,473
	Molson Coors Beverage Co. Class B	161,571	8,213
	Energizer Holdings Inc.	253,475	7,488
*	Maplebear Inc.	198,818	6,390
*	United Natural Foods Inc.	399,249	5,230
	Vector Group Ltd.	487,218	5,150
	Church & Dwight Co. Inc.	48,275	5,005
*	USANA Health Sciences Inc.	72,128	3,263
	Reynolds Consumer Products Inc.	112,631	3,151
*	Hain Celestial Group Inc.	384,967	2,660
*	Vital Farms Inc.	39,893	1,866
	WK Kellogg Co.	84,063	1,384
			316,580

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
Energy (4.2%)
	Diamondback Energy Inc.	250,696	50,187
	Murphy Oil Corp.	1,116,941	46,063
	Baker Hughes Co.	1,102,480	38,774
	SM Energy Co.	662,005	28,618
	HF Sinclair Corp.	520,752	27,777
	International Seaways Inc.	393,883	23,290
*	CONSOL Energy Inc.	223,779	22,832
*	Par Pacific Holdings Inc.	589,086	14,874
*	Plains GP Holdings LP Class A	781,616	14,710
	APA Corp.	468,432	13,791
	Coterra Energy Inc.	460,213	12,274
	Matador Resources Co.	196,586	11,717
	Archrock Inc.	573,354	11,593
	Crescent Energy Co. Class A	668,678	7,924
	Delek US Holdings Inc.	314,216	7,780
*	Oceaneering International Inc.	270,099	6,391
	Helmerich & Payne Inc.	164,735	5,954
	Dorian LPG Ltd.	102,192	4,288
*	ProPetro Holding Corp.	156,677	1,358
			350,195
Financials (15.3%)
*	Robinhood Markets Inc. Class A	2,777,957	63,087
	Huntington Bancshares Inc.	4,165,706	54,904
	Equitable Holdings Inc.	1,325,278	54,151
	MGIC Investment Corp.	2,510,629	54,104
*	Arch Capital Group Ltd.	536,133	54,090
	Essent Group Ltd.	819,030	46,021
	Affiliated Managers Group Inc.	291,542	45,548
	Citizens Financial Group Inc.	1,262,225	45,478
	CNO Financial Group Inc.	1,595,295	44,222
	SLM Corp.	1,650,805	34,320
	First BanCorp (XNYS)	1,873,251	34,262
	Axis Capital Holdings Ltd.	479,398	33,869
	Loews Corp.	435,635	32,559
	Popular Inc.	346,843	30,671
	Webster Financial Corp.	657,416	28,657
	Globe Life Inc.	343,754	28,284
	Stifel Financial Corp.	329,441	27,722
	Radian Group Inc.	810,771	25,215
	American Financial Group Inc.	201,567	24,797
	Old Republic International Corp.	786,179	24,293
	Tradeweb Markets Inc. Class A	223,765	23,719
	Federated Hermes Inc.	710,115	23,349
	Zions Bancorp NA	523,110	22,687
	Reinsurance Group of America Inc.	107,712	22,110
	FNB Corp.	1,589,032	21,738
	Hancock Whitney Corp.	434,246	20,770
	Everest Group Ltd.	54,306	20,692
	Cboe Global Markets Inc.	116,609	19,830
*	Coinbase Global Inc. Class A	76,747	17,055
	Janus Henderson Group plc	490,143	16,523
	First Horizon Corp.	1,038,213	16,373
	International Bancshares Corp.	270,331	15,466
*	Mr Cooper Group Inc.	180,997	14,702
	Columbia Banking System Inc.	711,956	14,161
*	NMI Holdings Inc. Class A	395,674	13,469
	Synchrony Financial	281,488	13,283
	Lincoln National Corp.	411,845	12,808
	BankUnited Inc.	402,084	11,769
	Brown & Brown Inc.	121,209	10,837
	Blue Owl Capital Inc.	550,084	9,764
	Assurant Inc.	56,976	9,472
	Virtu Financial Inc. Class A	406,791	9,132
	Associated Banc-Corp.	377,013	7,974
	OFG Bancorp	209,284	7,838
*	LendingClub Corp.	857,641	7,256
	Wintrust Financial Corp.	69,776	6,877
	Ameris Bancorp	111,870	5,633

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
	Western Alliance Bancorp	88,703	5,572
	Unum Group	107,113	5,475
*	Customers Bancorp Inc.	113,353	5,439
	Primerica Inc.	20,045	4,742
	MarketAxess Holdings Inc.	21,423	4,296
	Voya Financial Inc.	60,103	4,276
	KeyCorp.	295,343	4,197
	State Street Corp.	54,670	4,046
	Brightsphere Investment Group Inc.	173,942	3,856
	Assured Guaranty Ltd.	47,144	3,637
	Principal Financial Group Inc.	44,739	3,510
	PROG Holdings Inc.	98,387	3,412
	James River Group Holdings Ltd.	420,340	3,249
	First American Financial Corp.	59,474	3,209
*	Payoneer Global Inc.	510,647	2,829
	Simmons First National Corp. Class A	151,710	2,667
*	Euronet Worldwide Inc.	25,733	2,663
	First Hawaiian Inc.	108,135	2,245
	BOK Financial Corp.	22,147	2,030
*	Genworth Financial Inc. Class A	326,803	1,974
*	AvidXchange Holdings Inc.	146,837	1,771
*	Marqeta Inc. Class A	314,340	1,723
	WSFS Financial Corp.	36,395	1,711
	Jackson Financial Inc. Class A	22,882	1,699
	Navient Corp.	104,480	1,521
	S&T Bancorp Inc.	41,921	1,400
			1,264,690
Health Care (10.7%)
*	Tenet Healthcare Corp.	434,565	57,810
	Universal Health Services Inc. Class B	257,064	47,539
*	Incyte Corp.	766,872	46,488
	Chemed Corp.	72,455	39,313
	Cardinal Health Inc.	389,743	38,320
*	Ultragenyx Pharmaceutical Inc.	758,236	31,163
	Cooper Cos. Inc.	330,140	28,821
*	IQVIA Holdings Inc.	110,822	23,432
*	Insulet Corp.	114,640	23,134
*	PTC Therapeutics Inc.	694,204	21,229
*	Option Care Health Inc.	745,068	20,638
	Bruker Corp.	312,254	19,925
*	Medpace Holdings Inc.	47,480	19,555
	Organon & Co.	910,695	18,851
*	Align Technology Inc.	69,400	16,755
*	Ionis Pharmaceuticals Inc.	335,619	15,996
*	Exelixis Inc.	698,550	15,696
*	Elanco Animal Health Inc. (XNYS)	1,084,983	15,656
*	Hologic Inc.	205,546	15,262
*	Alkermes plc	627,319	15,118
*	Charles River Laboratories International Inc.	71,118	14,692
*	DaVita Inc.	100,973	13,992
*	Ironwood Pharmaceuticals Inc.	2,144,292	13,981
*	Jazz Pharmaceuticals plc	130,850	13,966
*	Alnylam Pharmaceuticals Inc.	57,188	13,897
*	Sarepta Therapeutics Inc.	83,373	13,173
	Encompass Health Corp.	143,941	12,349
*	Veeva Systems Inc. Class A	67,203	12,299
*	Lantheus Holdings Inc.	151,019	12,125
*	LivaNova plc	219,048	12,008
*	ACADIA Pharmaceuticals Inc.	719,309	11,689
*	Avantor Inc.	485,373	10,290
*	10X Genomics Inc. Class A	524,657	10,205
*	Blueprint Medicines Corp.	87,343	9,414
*	Fate Therapeutics Inc.	2,752,684	9,029
*,1	Agenus Inc.	511,809	8,573
*	GoodRx Holdings Inc. Class A	1,017,624	7,937
*	Beam Therapeutics Inc.	322,026	7,545
*	Hims & Hers Health Inc.	368,178	7,433
*	Travere Therapeutics Inc.	877,844	7,216
*	Exact Sciences Corp.	156,252	6,602

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	4,633	6,475
*	BioCryst Pharmaceuticals Inc.	1,002,555	6,196
*	Sage Therapeutics Inc.	555,527	6,033
*,1	Emergent BioSolutions Inc.	823,996	5,620
*	Editas Medicine Inc.	1,189,890	5,557
	Dentsply Sirona Inc.	218,493	5,443
*	Vir Biotechnology Inc.	611,484	5,442
*	Neurocrine Biosciences Inc.	38,774	5,338
*	Bio-Rad Laboratories Inc. Class A	18,045	4,928
*	ADMA Biologics Inc.	436,445	4,879
*	Arvinas Inc.	158,795	4,227
*	Myriad Genetics Inc.	159,081	3,891
*	Pediatrix Medical Group Inc.	492,520	3,719
*	Merit Medical Systems Inc.	43,074	3,702
*	Omnicell Inc.	136,236	3,688
	Select Medical Holdings Corp.	98,076	3,439
*,1	Pacific Biosciences of California Inc.	2,347,500	3,216
*,1	Novavax Inc.	234,314	2,966
*,1	Coherus Biosciences Inc.	1,705,512	2,951
*	Health Catalyst Inc.	437,940	2,798
*	2seventy bio Inc.	702,787	2,706
*	Enanta Pharmaceuticals Inc.	180,741	2,344
*	Community Health Systems Inc.	687,918	2,311
*	Prestige Consumer Healthcare Inc.	30,585	2,106
*	Inovio Pharmaceuticals Inc.	250,144	2,021
*	Novocure Ltd.	116,351	1,993
*	Nektar Therapeutics	1,517,103	1,881
*	Xencor Inc.	97,625	1,848
*	Puma Biotechnology Inc.	540,434	1,762
*	Supernus Pharmaceuticals Inc.	63,434	1,697
*	Nevro Corp.	200,876	1,691
*	CorVel Corp.	6,348	1,614
*	Teladoc Health Inc.	159,735	1,562
*	Owens & Minor Inc.	108,678	1,467
	Perrigo Co. plc	54,051	1,388
*	Penumbra Inc.	6,330	1,139
*	iTeos Therapeutics Inc.	76,718	1,138
*	Joint Corp.	66,951	941
*	Atea Pharmaceuticals Inc.	278,408	922
*	MacroGenics Inc.	191,648	814
*,1	Ventyx Biosciences Inc.	285,562	660
*	Rapt Therapeutics Inc.	209,381	639
*	Sangamo Therapeutics Inc.	467,930	168
*	FibroGen Inc.	165,193	147
			884,583
Industrials (18.5%)
	EMCOR Group Inc.	170,869	62,381
	Owens Corning	353,010	61,325
	Textron Inc.	685,258	58,836
	Delta Air Lines Inc.	1,187,028	56,313
*	Builders FirstSource Inc.	384,743	53,252
	Allison Transmission Holdings Inc.	691,882	52,514
	Veralto Corp.	457,285	43,657
	Masco Corp.	620,471	41,367
	Applied Industrial Technologies Inc.	210,889	40,913
*	GMS Inc.	462,290	37,265
	Paycom Software Inc.	230,563	32,980
	Ryder System Inc.	260,776	32,305
	UFP Industries Inc.	284,587	31,874
	SS&C Technologies Holdings Inc.	487,143	30,529
*	SkyWest Inc.	350,286	28,748
	Griffon Corp.	434,261	27,732
*	CACI International Inc. Class A	61,161	26,307
*	Beacon Roofing Supply Inc.	286,634	25,940
*	Kirby Corp.	210,503	25,204
	Ferguson plc	120,305	23,297
	Expeditors International of Washington Inc.	177,293	22,124
	Brady Corp. Class A	332,965	21,982
	Terex Corp.	400,278	21,951

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
	Acuity Brands Inc.	89,719	21,662
	AGCO Corp.	220,733	21,605
	ManpowerGroup Inc.	307,571	21,469
*	Upwork Inc.	1,986,596	21,356
	Graco Inc.	265,514	21,050
*	AZEK Co. Inc.	498,895	21,018
	Korn Ferry	284,793	19,121
	Huntington Ingalls Industries Inc.	77,109	18,994
*	Core & Main Inc. Class A	368,051	18,012
	Donaldson Co. Inc.	249,328	17,842
	ABM Industries Inc.	336,072	16,995
*	Legalzoom.com Inc.	1,967,508	16,507
	Wabash National Corp.	698,725	15,260
	Herc Holdings Inc.	112,788	15,034
	Woodward Inc.	84,576	14,748
	EnerSys	139,769	14,469
	Boise Cascade Co.	120,180	14,328
	BWX Technologies Inc.	143,326	13,616
	Ingersoll Rand Inc. (XYNS)	149,460	13,577
	Rush Enterprises Inc. Class A	307,139	12,860
	Watts Water Technologies Inc. Class A	69,517	12,747
	Brink's Co.	123,555	12,652
	Dover Corp.	68,806	12,416
*	Blue Bird Corp.	226,924	12,220
	Curtiss-Wright Corp.	44,994	12,193
	Comfort Systems USA Inc.	39,806	12,106
	Federal Signal Corp.	144,615	12,100
	Arcosa Inc.	140,061	11,683
	Dun & Bradstreet Holdings Inc.	1,216,812	11,268
*	United Airlines Holdings Inc.	230,960	11,239
	Primoris Services Corp.	221,068	11,029
*	Masterbrand Inc.	731,574	10,740
	Vertiv Holdings Co. Class A	119,088	10,309
*	Gates Industrial Corp. plc	621,419	9,825
	Leidos Holdings Inc.	66,542	9,707
	United Rentals Inc.	14,239	9,209
	CSG Systems International Inc.	198,464	8,171
	Sensata Technologies Holding plc	198,649	7,428
	Genco Shipping & Trading Ltd.	336,213	7,165
	Fortive Corp.	95,551	7,080
	MillerKnoll Inc.	265,296	7,028
	Mueller Water Products Inc. Class A	376,680	6,750
*	Clean Harbors Inc.	29,725	6,722
	Flowserve Corp.	135,857	6,535
	Ennis Inc.	238,646	5,224
*	Gibraltar Industries Inc.	68,784	4,715
	Steelcase Inc. Class A	361,490	4,685
	Howmet Aerospace Inc.	60,266	4,679
	Franklin Electric Co. Inc.	47,949	4,618
	Tennant Co.	45,813	4,510
*	Lyft Inc. Class A	306,681	4,324
*	XPO Inc.	40,444	4,293
*	IES Holdings Inc.	28,059	3,910
	Vestis Corp.	311,222	3,806
*	TrueBlue Inc.	360,610	3,714
*	Sterling Infrastructure Inc.	30,943	3,662
*	ExlService Holdings Inc.	104,023	3,262
	REV Group Inc.	127,135	3,164
*	Cimpress plc	33,993	2,978
	Hub Group Inc. Class A	61,300	2,639
	Advanced Drainage Systems Inc.	15,988	2,564
	MSA Safety Inc.	13,093	2,457
*	SPX Technologies Inc.	16,208	2,304
	Matson Inc.	16,402	2,148
*	Atmus Filtration Technologies Inc.	65,675	1,890
	Esab Corp.	19,346	1,827
	ArcBest Corp.	16,814	1,800
	Maximus Inc.	19,918	1,707
	IDEX Corp.	8,157	1,641
	MDU Resources Group Inc.	63,958	1,605

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
	Oshkosh Corp.	14,808	1,602
	Atkore Inc.	10,690	1,442
			1,533,811
Information Technology (14.8%)
	Hewlett Packard Enterprise Co.	3,477,043	73,609
	NetApp Inc.	445,631	57,397
*	Cirrus Logic Inc.	421,872	53,856
*	GoDaddy Inc. Class A	361,800	50,547
*	F5 Inc.	263,407	45,367
*	Dropbox Inc. Class A	1,996,176	44,854
	Amkor Technology Inc.	1,116,833	44,696
	TD SYNNEX Corp.	386,474	44,599
*	Manhattan Associates Inc.	178,615	44,061
*	DocuSign Inc.	809,594	43,313
*	Kyndryl Holdings Inc.	1,539,955	40,516
*	Arrow Electronics Inc.	303,261	36,622
*	RingCentral Inc. Class A	1,220,650	34,422
*	Nutanix Inc. Class A	602,585	34,257
*	CommVault Systems Inc.	274,882	33,417
*	Cadence Design Systems Inc.	107,979	33,231
*	Twilio Inc. Class A	579,241	32,907
*	Western Digital Corp.	381,211	28,884
*	Teradata Corp.	732,352	25,310
*	SMART Global Holdings Inc.	1,012,576	23,158
*	Axcelis Technologies Inc.	150,243	21,363
*	Cloudflare Inc. Class A	250,139	20,719
	Pegasystems Inc.	314,997	19,067
*	MaxLinear Inc.	886,489	17,854
*	Rapid7 Inc.	412,824	17,846
*	Impinj Inc.	112,137	17,580
*	Flex Ltd.	554,730	16,359
*	Sanmina Corp.	229,417	15,199
*	Qorvo Inc.	123,594	14,342
*	Okta Inc.	141,107	13,209
	Avnet Inc.	254,532	13,106
*	Zscaler Inc.	66,940	12,865
*	Elastic NV	107,383	12,232
*	Ultra Clean Holdings Inc.	237,866	11,655
	Monolithic Power Systems Inc.	13,760	11,306
*	Extreme Networks Inc.	813,569	10,943
*	Smartsheet Inc. Class A	221,508	9,764
*	Q2 Holdings Inc.	145,772	8,794
*	DigitalOcean Holdings Inc.	239,990	8,340
*	Blackline Inc.	162,567	7,876
	Jabil Inc.	68,950	7,501
*	Yext Inc.	1,288,316	6,893
*	HubSpot Inc.	11,462	6,760
*	Domo Inc. Class B	872,817	6,738
*	SentinelOne Inc. Class A	306,784	6,458
*	CommScope Holding Co. Inc.	5,236,001	6,440
*	Cohu Inc.	180,921	5,989
*	LiveRamp Holdings Inc.	188,058	5,819
*	Ichor Holdings Ltd.	141,351	5,449
*	Bill Holdings Inc.	100,325	5,279
*	Diodes Inc.	69,893	5,027
*	Verint Systems Inc.	154,406	4,972
*	Pure Storage Inc. Class A	75,292	4,835
*	Unisys Corp.	1,001,495	4,136
*	Appian Corp. Class A	131,361	4,054
*	ACI Worldwide Inc.	95,408	3,777
*	8x8 Inc.	1,507,087	3,346
*	Photronics Inc.	129,199	3,187
	Seagate Technology Holdings plc	28,885	2,983
*	Alpha & Omega Semiconductor Ltd.	70,550	2,636
*	Itron Inc.	25,904	2,563
*	Fastly Inc. Class A	345,037	2,543
	Benchmark Electronics Inc.	55,536	2,191
*	NCR Voyix Corp.	175,017	2,162
*	JFrog Ltd.	49,468	1,858

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
	CDW Corp.	6,797	1,521
*	Viavi Solutions Inc.	195,472	1,343
*,1	LivePerson Inc.	1,312,306	762
			1,222,664
Materials (5.7%)
	Reliance Inc.	180,006	51,410
	Eagle Materials Inc.	213,989	46,534
	Berry Global Group Inc.	764,164	44,971
*	Axalta Coating Systems Ltd.	1,272,807	43,492
	Packaging Corp. of America	232,322	42,413
	Steel Dynamics Inc.	316,009	40,923
	Louisiana-Pacific Corp.	453,179	37,310
	Commercial Metals Co.	446,754	24,567
	RPM International Inc.	177,292	19,091
	Sonoco Products Co.	253,412	12,853
	Greif Inc. Class A	218,197	12,540
	Element Solutions Inc.	426,144	11,557
	AptarGroup Inc.	81,359	11,456
*	O-I Glass Inc.	869,866	9,682
	Martin Marietta Materials Inc.	15,999	8,668
*	Knife River Corp.	89,653	6,288
	Carpenter Technology Corp.	56,346	6,174
	Sylvamo Corp.	87,415	5,997
*	Metallus Inc.	282,836	5,733
	Scotts Miracle-Gro Co.	76,548	4,980
	Kaiser Aluminum Corp.	45,019	3,957
	Avery Dennison Corp.	18,017	3,940
	Sealed Air Corp.	109,200	3,799
	Crown Holdings Inc.	45,611	3,393
	Warrior Met Coal Inc.	49,916	3,133
	Vulcan Materials Co.	12,486	3,105
	Materion Corp.	24,340	2,632
	Sensient Technologies Corp.	27,646	2,051
	Innospec Inc.	13,560	1,676
*	Coeur Mining Inc.	286,773	1,612
			475,937
Real Estate (6.7%)
	Brixmor Property Group Inc.	2,048,376	47,297
	Park Hotels & Resorts Inc.	2,985,366	44,721
	Invitation Homes Inc.	1,159,434	41,612
	Cousins Properties Inc.	1,518,805	35,160
	Host Hotels & Resorts Inc.	1,713,425	30,807
	Kite Realty Group Trust	1,215,254	27,198
	RLJ Lodging Trust	2,531,002	24,374
	Kimco Realty Corp.	1,106,885	21,540
*	Jones Lang LaSalle Inc.	97,396	19,994
	EPR Properties	425,131	17,847
	Ventas Inc.	302,907	15,527
	Apple Hospitality REIT Inc.	1,019,649	14,826
	Equity Residential	212,684	14,748
	Kilroy Realty Corp.	459,166	14,312
	Highwoods Properties Inc.	500,308	13,143
	DiamondRock Hospitality Co.	1,365,365	11,537
	Xenia Hotels & Resorts Inc.	801,601	11,487
	Weyerhaeuser Co.	299,944	8,516
	Urban Edge Properties	436,238	8,057
*	CBRE Group Inc. Class A	90,160	8,034
	DigitalBridge Group Inc.	551,833	7,560
*	Cushman & Wakefield plc	714,650	7,432
	Essex Property Trust Inc.	26,852	7,309
	COPT Defense Properties	281,114	7,036
*	Redfin Corp.	1,024,932	6,160
	Americold Realty Trust Inc.	233,487	5,963
	Piedmont Office Realty Trust Inc. Class A	798,796	5,791
	Sabra Health Care REIT Inc.	374,871	5,773
*	Equity Commonwealth	295,673	5,736
	Broadstone Net Lease Inc.	360,481	5,721
	Boston Properties Inc.	86,166	5,304
*	Opendoor Technologies Inc.	2,524,983	4,646

Vanguard® Strategic Equity Fund
		Shares	Market Value ($000)
	Lamar Advertising Co. Class A	35,889	4,290
	Brandywine Realty Trust	916,521	4,106
	Omega Healthcare Investors Inc.	119,709	4,100
	American Homes 4 Rent Class A	109,048	4,052
	Macerich Co.	256,230	3,956
	SL Green Realty Corp.	68,483	3,879
	Outfront Media Inc.	268,759	3,843
	Universal Health Realty Income Trust	94,854	3,713
	Newmark Group Inc. Class A	254,459	2,603
	UDR Inc.	41,759	1,718
	Vornado Realty Trust	63,845	1,679
	PotlatchDeltic Corp.	42,492	1,674
	Federal Realty Investment Trust	16,446	1,661
	NNN REIT Inc.	38,901	1,657
*	Zillow Group Inc. Class C	35,195	1,633
	Paramount Group Inc.	336,577	1,558
			551,290
Utilities (4.2%)
	Evergy Inc.	893,640	47,336
	National Fuel Gas Co.	810,315	43,911
	DTE Energy Co.	338,890	37,620
	AES Corp.	2,038,234	35,812
	Black Hills Corp.	632,419	34,391
	Edison International	427,410	30,692
	UGI Corp.	1,023,736	23,443
	CenterPoint Energy Inc.	726,618	22,511
	NiSource Inc.	680,939	19,618
	Ameren Corp.	247,995	17,635
	CMS Energy Corp.	233,093	13,876
	Entergy Corp.	99,899	10,689
	New Jersey Resources Corp.	120,632	5,156
	Avista Corp.	136,342	4,719
	Vistra Corp.	52,992	4,556
			351,965
Total Common Stocks (Cost $7,029,328)			8,246,829
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 5.380% (Cost $38,038)	380,490	38,045
Total Investments (100.0%) (Cost $7,067,366)			8,284,874
Other Assets and Liabilities—Net (0.0%)			2,677
Net Assets (100%)			8,287,551
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,036,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,124,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	278	28,704	198
E-mini S&P 500 Index	September 2024	46	12,699	(48)
				150
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Vanguard® Strategic Equity Fund
security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.